TAXES	12 Months Ended
Sep. 30, 2020
TAXES.
TAXES

NOTE 10 –TAXES

(a)Corporate Income Taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended September 30, 2020 and 2019, and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The Company’s operating subsidiaries are all incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of PRC, current corporate income tax rate of 25% is applicable to all companies, including both domestic and foreign-invested companies. However, according to Tax Preferential Policies for the Development of the Western Region which is effective until December 31, 2020, Gansu QLS and its subsidiary Chengdu QLS are eligible for a favorable income tax rate of 15% for the years ended September 30, 2020, 2019 and 2018. In accordance with the notice on the small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2018] No. 77 and [2019] No. 13, Qiming is eligible for a favorable income tax of 10% for the years ended September 30, 2020 ,2019 and 2018. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau.

Significant components of the provision for income taxes were as follows:

	For the year ended
	September 30,
	2020	2019	2018
Current income taxes	$951,403	$984,785	$927,564
Deferred income taxes	(86,495)	48,645	15,799
Total	$864,908	$1,033,440	$943,363

The impact of these tax holidays decreased our taxes by $603,091 $710,083 and $623,455 for the years ended September 30, 2020, 2019 and 2018, respectively. The benefit of the tax holidays on net income per share was $0.020,  $0.024 and $0.021 for the years ended September 30, 2020, 2019 and 2018, respectively.

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes.

Temporary differences and carryforwards of the Company that created significant deferred tax assets and liabilities are as follows:

	As of	As of
	September 30, 2020	September 30, 2019
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$36,451	$49,660
NOL Carryforwards	158,758	5,202
Deferred government grants	166,041	204,522
Total deferred tax assets	$361,250	$259,384

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Based upon management’s assessment of all available evidence, there was no valuation allowance provided as of September 30, 2020 and 2019.

All of the tax returns of the Company’s PRC entities remain open for statutory examination by PRC tax authorities for five years from the date of filing.

The following table reconciles the statutory rates to the Company’s effective tax rate:

	For the year ended
	September 30,
	2020	2019	2018
China Statutory income tax rate	25%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(10.5)%	(10.2)%	(10.1)%
Non-deductible permanent difference	0.4%	0.1%	0.4%
Effective tax rate	14.9%	14.9%	15.3%

(b)Taxes Payable

The Company’s taxes payable consists of the following:

	September 30,	September 30,
	2020	2019
VAT tax payable	$644,244	$45,571
Corporate income tax payable	631,590	277,132
Business and other taxes payable	107,348	25,227
Total	$1,383,182	$347,930